Reserve Fund (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 13, 2021	Dec. 31, 2022	Dec. 31, 2021
Reserve Fund [Abstract]
Gross proceeds percentage		75.00%
Initial public offering in excess		$ 25,000
Investment policy of reserve funds, description	the INX’s Board of Directors approved the Investment Policy of the Reserve Fund. Per the approved Policy, as amended on August 11, 2022, the Reserve Fund, post the amendment, shall be invested as follows: minimum 15% in cash and bank deposits, up to 70% in U.S Treasury securities, up to 20% shall be invested in exchange traded funds and up to 50% in corporate bonds and other instruments with lowest investment grade rating of BBB.
Reserve fund		$ 36,023	$ 36,023